Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,100,000,000	102,000,000	77,000,000
Common stock, shares issued	84,526,093	17,324,003	17,446,051
Common stock, shares outstanding	84,526,093	17,324,003	17,446,051
Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	58,976,739	47,495,880
Preferred stock, shares issued	0	54,508,441	42,482,490
Preferred stock, shares outstanding	0	54,508,441	42,482,490
Preferred stock, aggregate liquidation preference	$ 0	$ 241,566	$ 111,874